Acquisitions, Investments and Disposals - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended							12 Months Ended			11 Months Ended	12 Months Ended			2 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)	Dec. 31, 2008 USD ($)	Dec. 13, 2012	Dec. 31, 2012 Net loss from discontinued operations [Member] USD ($)	Dec. 31, 2012 Toplofikatsia Rousse (TPP Rousse) [Member] USD ($)	Dec. 31, 2011 Toplofikatsia Rousse (TPP Rousse) [Member] USD ($)	Dec. 09, 2010 Toplofikatsia Rousse (TPP Rousse) [Member] USD ($)	Dec. 17, 2007 Toplofikatsia Rousse (TPP Rousse) [Member] USD ($)	Dec. 31, 2011 Ramateks [Member] USD ($)	Jun. 18, 2010 Ramateks [Member] USD ($)	Dec. 31, 2012 Donau Commodities SRL and Laminorul S.A. [Member] USD ($)	Feb. 25, 2010 Donau Commodities SRL and Laminorul S.A. [Member] EUR (€)	Feb. 25, 2010 Laminorul S.A. [Member]	Dec. 31, 2010 Southern Kuzbass Coal Company (SKCC) [Member] USD ($)	Dec. 31, 2011 Southern Kuzbass Coal Company (SKCC) [Member] USD ($)	Dec. 31, 2010 Mechel-Mining OAO [Member] USD ($)	Dec. 31, 2010 The BCG Companies [Member]	Aug. 31, 2012 OAO Razrez Tomusinsky [Member] USD ($)	Oct. 31, 2012 Izhstal [Member] USD ($)	Mar. 31, 2012 Beloretsk Metallurgical Plant (BMP) [Member] USD ($)	Dec. 31, 2012 Cognor Stahlhandel GmbH (Cognor) [Member] USD ($)	Sep. 25, 2012 Cognor Stahlhandel GmbH (Cognor) [Member] USD ($)	Dec. 31, 2012 Donetsk Electrometallurgical Plant (DEMP) [Member] USD ($)	Dec. 31, 2011 Donetsk Electrometallurgical Plant (DEMP) [Member] USD ($)	Dec. 22, 2011 Donetsk Electrometallurgical Plant (DEMP) [Member] USD ($)	Nov. 22, 2012 Lomprom-Rostov [Member] USD ($)
Acquisition of interest											100.00%	49.00%		100.00%		100.00%	90.90%	0.71%	0.02%			0.03%	1.63%	0.03%		100.00%			100.00%	100.00%
Cash paid for acquisition												$ 73,539		$ 3,000		€ 8,700										$ 29,056		$ 537,000		$ 100
Goodwill arising from acquisition										85,232			2,420													61,949		205,522		12,830
Goodwill impairment loss	368,919					0		82,742																	62,118
Discount rate used to measure fair value of purchase consideration																												8.37%
Present value of purchase consideration																													421,929
Consideration outstanding																											344,816	351,404
Other long-term liabilities	382,969		382,511																								282,094	319,822
Other current liability																											62,782	31,582
Shares pledged for securing liabilities																												100.00%
Property, plant and equipment	7,798,839	[1]	7,049,625	[1]																							80,342	90,153
Impairment loss recognized																											205,522
Acquisition of Additional interest											51.00%
Cash paid for additional acquisition											71,932
Percentage of the shares of TPP to be sold							100.00%
Cash consideration paid for shares									25,000									16,505	283			4	595	33
Accounts payable to the disposal group discontinued operations	18,388		12,055
Intragroup sales revenue	35,248		33,851		4,965
Long-lived assets impairment loss								13,031
Gain from bargain purchase arising from the acquisition					7,515										5,746
Percentage of Increase the Group's interest in Mechel-Mining OAO																				98.69%
Percentage of exchanged interest for the common shares																					100.00%
Increase in the additional paid-in capital																				528
Revenue from business combination contributed to consolidated revenues	97,923		1,792
Net loss from business combination to the net income	$ 9,471		$ 1,581

[1]	See Note 10